United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/14

Date of Reporting Period: Quarter ended 03/31/14

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.2%
	Aerospace/Defense—0.7%
$3,947,637	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	$3,955,039
	Automotive—4.3%
1,985,000	Affinia Group, Inc., Term Loan—Institutional, 4.863%, 4/25/2020	1,990,786
3,988,608	Allison Transmission, Inc., Term Loan—Institutional, 3.750%, 8/23/2019	3,995,010
835,102	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	840,321
642,404	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	646,420
1,500,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,417,500
1,500,000	Chrysler Group LLC, Term Loan—Institutional, 3.250%, 12/31/2018	1,495,943
1,945,000	Chrysler Group LLC, Term Loan—Institutional, 3.50%, 5/24/2017	1,947,635
1,000,000	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 3/28/2021	1,003,130
1,975,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,988,588
3,500,000	Schaeffler AG, Term Loan—Institutional, 4.25%, 1/27/2017	3,520,773
2,980,025	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,978,162
1,451,250	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,461,525
	TOTAL	23,285,793
	Building Materials—4.1%
2,985,000	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,982,612
2,985,000	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	2,999,925
6,000,000	Interline Brands, Inc., Term Loan, 4.00%, 3/17/2021	6,005,640
1,995,000	Norcraft Cos. L.P., Term Loan—Institutional, 5.25%, 12/13/2020	2,004,975
577,495	Nortek, Inc., Term Loan—Institutional, 5.25%, 4/26/2017	579,660
5,000,000	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	5,014,600
2,461,328	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	2,472,096
	TOTAL	22,059,508
	Chemicals—1.3%
1,985,000	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 4.00%, 2/1/2020	1,989,278
1,451,250	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,459,413
1,496,250	Oxea SARL, Term Loan—Institutional, 4.25%, 12/6/2019	1,511,841
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 6/6/2020	2,049,370
	TOTAL	7,009,902
	Consumer Products—5.6%
4,237,500	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	4,242,797
2,911,228	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,926,599
2,972,481	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	2,952,417
3,465,390	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	3,523,869
2,294,792	Prestige Brands Holdings, Inc., Term Loan—Institutional, 3.75%, 1/31/2019	2,308,664
2,488,699	ServiceMaster Co., Term Loan—Institutional, 3.410%, 1/31/2017	2,493,888
1,473,750	ServiceMaster Co., Term Loan—Institutional, 4.41%, 1/31/2017	1,479,431
3,635,304	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.50%, 9/4/2019	3,643,810
4,385,762	SRAM LLC, Term Loan—Institutional, 4.008%, 4/10/2020	4,377,539
1,492,500	Water Pik, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	1,499,343
1,000,000	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	997,500
	TOTAL	30,445,857
	Energy—1.9%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	3,013,125

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Energy—continued
$2,500,000	EP Energy LLC, Term Loan—Institutional, 3.50%, 5/24/2018	$2,504,013
375,000	EP Energy LLC, Term Loan—Institutional, 4.50%, 4/30/2019	376,991
1,991,250	Fieldwood Energy, Term Loan—Institutional, 3.875%, 9/25/2018	1,996,756
1,746,305	Fieldwood Energy, Term Loan—Institutional, 8.125%, 9/30/2020	1,823,256
397,500	Tesoro Corp., Term Loan—Institutional, 2.403%, 6/3/2016	399,239
	TOTAL	10,113,380
	Entertainment—1.4%
990,000	AMC Entertainment, Inc., Term Loan—Institutional, 3.50%, 4/30/2020	990,896
1,982,302	Cedar Fair LP, Term Loan—Institutional, 3.25%, 3/6/2020	1,983,134
987,500	Cinemark USA, Inc., Term Loan—Institutional, 3.16%, 12/18/2019	989,075
955,122	Regal Cinemas, Inc., Term Loan—Institutional, 2.709%, 8/23/2017	960,275
1,985,000	SeaWorld Entertainment, Inc., Term Loan—Institutional, 3.00%, 5/14/2020	1,958,123
1,002,750	Six Flags Theme Parks, Term Loan—Institutional, 3.501%, 12/20/2018	1,008,892
	TOTAL	7,890,395
	Financial Institutions—2.8%
1,975,050	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,962,706
3,000,000	Delos Finance Sarl, Term Loan—Institutional, 3.50%, 3/6/2021	3,007,500
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 4.153%, 5/13/2017	2,008,030
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 6.50%, 2/28/2019	2,008,750
5,000,000	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	4,955,725
1,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	997,190
	TOTAL	14,939,901
	Food & Beverage—6.1%
61,707	Aramark Corp., Revolver—1st Lien, 3.734%, 7/26/2016	61,907
4,757,480	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,718,825
1,070,000	Darling International, Inc., Term Loan—Institutional, 3.25%, 1/8/2021	1,070,894
3,000,000	Del Monte Corp., Term Loan—Institutional, 3.50%, 3/8/2020	2,996,265
4,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 2/18/2021	4,017,460
2,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	1,995,000
4,967,475	HJ Heinz Co., Term Loan—Institutional, 3.50%, 6/5/2020	4,994,399
1,310,502	Michael Foods, Inc., Term Loan—Institutional, 4.250%, 2/25/2018	1,316,446
2,977,500	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	3,027,120
995,000	Pinnacle Foods Finance LLC, Term Loan—Institutional, 3.25%, 4/29/2020	990,736
3,962,481	Pinnacle Foods Finance LLC, Term Loan—Institutional, 3.25%, 4/29/2020	3,948,751
3,970,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,994,316
	TOTAL	33,132,119
	Gaming—6.7%
1,430,693	Affinity Gaming LLC, Term Loan—Institutional, 4.25%, 11/9/2017	1,434,269
2,977,500	American Casino & Entertainment, Term Loan—Institutional, 4.50%, 7/3/2019	3,014,719
2,446,743	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,397,050
476,191	Global Cash Access LLC, Term Loan—Institutional, 4.00%, 3/1/2016	479,164
4,987,500	Las Vegas Sands Corp., Term Loan—Institutional, 3.25%, 12/19/2020	4,987,026
4,967,374	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	4,965,834
3,990,000	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 7/15/2018	4,081,351
1,995,000	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	1,993,763
3,979,975	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	3,995,517
2,790,000	Seminole Tribe of Florida, Term Loan—Institutional, 3.00%, 4/29/2020	2,787,210
2,974,962	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,986,580

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$2,985,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	$2,996,806
	TOTAL	36,119,289
	Health Care—12.1%
492,500	Alkermes, Inc., Term Loan—Institutional, 3.50%, 9/25/2019	494,039
4,914,861	Biomet, Inc., Term Loan—Institutional, 3.662%, 7/25/2017	4,927,762
1,735,483	Carestream Health, Inc., Term Loan—Institutional, 5.011%, 6/7/2019	1,756,630
1,945,286	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	1,992,304
2,992,500	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.25%, 1/27/2021	3,021,557
2,476,193	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 4.00%, 11/1/2019	2,492,561
1,165,592	DJO Finance LLC, Term Loan—Institutional, 4.75%, 9/15/2017	1,172,696
1,199,487	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	1,203,481
2,000,000	Grifols SA, Term Loan – 1st Lien, 3.230%, 2/27/2021	2,001,360
4,977,494	HCA, Inc., Term Loan—Institutional, 2.903%, 3/31/2017	4,981,252
966,260	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	956,603
1,199,778	Hologic, Inc., Term Loan—Institutional, 3.25%, 8/1/2019	1,197,156
2,944,021	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	2,959,669
7,000,000	IMS Health, Inc., Term Loan – 1st Lien, 3.75%, 3/17/2021	6,998,145
6,000,000	Multiplan, Inc., Term Loan—Institutional, 4.00%, 3/31/2021	5,992,500
3,000,000	National Mentor Holdings, Inc., Term Loan—Institutional, 4.75%, 1/31/2021	3,023,910
3,965,719	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	3,982,732
2,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	1,997,500
2,974,935	Radnet, Inc., Term Loan—Institutional, 4.253%, 10/10/2018	2,971,841
4,962,456	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 5/23/2019	4,931,441
490,000	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	492,656
980,125	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	986,657
2,758,711	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.75%, 8/5/2020	2,770,780
1,956,478	VWR Funding, Inc., Term Loan—Institutional, 3.403%, 4/3/2017	1,964,832
	TOTAL	65,270,064
	Industrial - Other—7.0%
2,985,000	Belden, Inc., Term Loan—Institutional, 3.25%, 10/3/2020	2,991,985
1,995,000	Filtration Group, Inc., Term Loan—Institutional, 4.50%, 11/21/2020	2,011,209
1,000,000	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	1,024,585
3,980,000	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	3,984,975
3,731,250	Generac Power Systems, Term Loan—Institutional, 3.50%, 5/31/2020	3,740,112
987,748	Hillman Group, Inc., Term Loan—Institutional, 3.976%, 5/28/2017	992,890
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	3,069,390
1,027,519	Milacron LLC, Term Loan—Institutional, 4.00%, 3/28/2020	1,030,571
2,972,481	Milacron LLC, Term Loan—Institutional, 4.25%, 3/28/2020	2,981,310
2,159,772	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/18/2019	2,167,871
3,980,000	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	3,989,094
3,387,967	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	3,385,324
4,000,000	Southwire Co., Term Loan—Institutional, 3.25%, 2/22/2021	3,998,620
1,968,121	Unifrax Investment Corp., Term Loan—Institutional, 3.484%, 8/5/2018	1,980,412
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	502,094
	TOTAL	37,850,442
	Lodging—3.1%
3,984,988	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	3,992,459
1,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	1,018,750
5,545,614	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.75%, 10/25/2020	5,560,976

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Lodging—continued
$2,992,500	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.50%, 12/9/2020	$3,041,128
3,000,000	La Quinta Intermediate Holdings LLC, Term Loan – 1st Lien, 4.00%, 2/24/2021	3,006,570
	TOTAL	16,619,883
	Media—Cable - 1.4%
1,470,000	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,472,675
3,970,000	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	3,941,218
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,997,410
	TOTAL	7,411,303
	Media—Non-Cable - 7.2%
2,000,000	CBS Outdoor Americas Capital LLC, Term Loan—Institutional, 3.00%, 1/31/2021	1,995,630
5,750,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.903%, 1/30/2019	5,641,354
1,031,203	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	1,033,347
4,859,243	Cumulus Media, Inc., Term Loan—Institutional, 4.25%, 12/23/2020	4,888,107
5,965,050	Emerald Expo Holdings, Inc., Term Loan—Institutional, 5.50%, 6/17/2020	6,022,225
1,158,033	Entercom Radio LLC, Term Loan—Institutional, 4.009%, 11/23/2018	1,165,995
1,936,667	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	1,914,879
3,628,380	Hubbard Radio, Term Loan—Institutional, 4.50%, 4/28/2017	3,648,790
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.750%, 6/30/2019	1,425,947
2,984,975	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	3,001,138
1,442,994	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 2.904%, 5/1/2016	1,446,515
1,925,000	SGS International LLC, Term Loan—Institutional, 4.250%, 10/17/2019	1,927,406
3,879,795	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	3,811,918
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 7.00%, 6/26/2020	976,250
	TOTAL	38,899,501
	Packaging & Containers—3.3%
3,640,875	Ardagh Holdings USA, Inc., Term Loan—Institutional, 4.25%, 12/17/2019	3,663,066
3,473,696	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	3,463,501
1,484,085	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,482,230
2,962,500	Bway Holding Co., Term Loan—Institutional, 4.50%, 8/6/2017	2,979,638
2,000,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	2,027,500
2,000,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	2,010,000
1,975,050	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/1/2018	1,983,879
430,233	Sealed Air Corp., Term Loan—Institutional, 3.00%, 10/3/2018	431,644
	TOTAL	18,041,458
	Restaurants—3.3%
3,232,587	DineEquity, Inc., Term Loan—Institutional, 3.75%, 10/19/2017	3,249,962
4,888,984	Dunkin' Brands, Inc., Term Loan—Institutional, 3.25%, 2/7/2021	4,859,968
1,479,152	NPC International, Inc., Term Loan—Institutional, 4.00%, 12/28/2018	1,484,706
3,823,600	OSI Restaurant Partners, Inc., Term Loan—Institutional, 3.50%, 10/26/2019	3,822,510
1,488,750	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,489,063
3,002,289	Wendy's International, Inc., Term Loan—Institutional, 3.25%, 5/15/2019	2,996,359
	TOTAL	17,902,568
	Retailers—4.9%
2,950,087	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,964,852
1,000,000	Gymboree Corp., Term Loan—Institutional, 5.00%, 2/23/2018	903,195
4,479,709	J Crew Group, Term Loan—Institutional, 4.00%, 3/5/2021	4,476,349
3,472,462	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	3,472,462
2,979,988	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,988,004
3,990,000	Neiman-Marcus Group, Inc., Term Loan – 1st Lien, 4.25%, 10/25/2020	4,007,855

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Retailers—continued
$4,456,281	Party City Holdings, Inc., Term Loan—Institutional, 4.00%, 7/27/2019	$4,465,416
3,386,250	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	3,399,897
	TOTAL	26,678,030
	Services—2.3%
1,995,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.003%, 12/18/2020	2,001,384
250,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	255,500
3,415,514	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	3,428,322
873,736	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	877,013
1,434,832	KAR Auction Services, Inc., Term Loan – 1st Lien, 3.50%, 3/11/2021	1,431,245
2,465,045	Monitronics International, Inc., Term Loan—Institutional, 4.25%, 3/23/2018	2,470,444
1,985,000	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	1,985,625
	TOTAL	12,449,533
	Technology—14.6%
1,975,000	Alcatel-Lucent USA, Inc., Term Loan—Institutional, 4.50%, 1/30/2019	1,987,808
997,500	Applied Systems, Inc., Term Loan—Institutional, 4.25%, 1/23/2021	1,002,697
500,000	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	509,688
1,971,156	Avaya, Inc., Term Loan—Institutional, 6.50%, 3/31/2018	1,977,927
1,470,373	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,484,341
3,990,000	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,002,110
1,980,005	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,964,976
3,970,000	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	3,972,481
2,836,663	DataTel, Inc., Term Loan—Institutional, 4.25%, 7/19/2018	2,842,577
2,992,500	Dell, Inc., Term Loan—Institutional, 4.50%, 4/29/2020	2,977,223
496,250	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	497,079
5,000,000	Entegris, Inc., Term Loan—Institutional, 3.50%, 3/25/2021	5,000,000
1,919,490	Epicor Software Corp., Term Loan—Institutional, 4.00%, 5/16/2018	1,927,648
5,026,740	First Data Corp., Term Loan—Institutional, 4.155%, 3/24/2021	5,044,560
1,981,097	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	1,993,627
2,985,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	3,020,745
1,901,310	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 2/19/2021	1,922,301
2,886,901	Information Resources, Inc., Term Loan—Institutional, 4.750%, 9/26/2020	2,906,157
3,897,477	Interactive Data Corp., Term Loan—Institutional, 3.75%, 2/11/2018	3,897,477
937,500	Ion Trading Technologies Ltd., Term Loan—Institutional, 4.50%, 5/22/2020	941,311
1,000,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 8.25%, 5/22/2021	1,015,415
1,724,922	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	1,741,094
2,992,500	Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,987,517
1,469,976	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,474,386
1,024,416	RP Crown Parent LLC, Term Loan—Institutional, 6.00%, 12/21/2018	1,022,602
1,500,000	SERENA Software, Inc., Term Loan—Institutional, 5.00%, 3/10/2016	1,497,892
451,204	SkillSoft Corp., Term Loan—Institutional, 5.00%, 5/26/2017	452,332
968,373	Spansion, Inc., Term Loan—Institutional, 3.75%, 12/19/2019	972,610
959,826	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	961,223
1,939,043	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,945,102
5,000,000	Transunion LLC, Term Loan—Institutional, 4.00%, 3/24/2021	5,015,625
4,938,907	Transunion LLC, Term Loan—Institutional, 4.25%, 2/10/2019	4,946,637
1,990,000	Triple Point Group Holdings, Inc., Term Loan—Institutional, 5.25%, 7/13/2020	1,890,500
1,488,750	Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,494,333
1,500,000	Websense, Inc., Term Loan—Institutional, 8.25%, 12/25/2020	1,511,250
	TOTAL	78,801,251

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Textile—0.1%
$625,000		PVH Corp., Term Loan—Institutional, 3.25%, 2/13/2020	$627,131
		Transportation—0.3%
1,946,541		Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	1,940,253
		Utility - Electric—1.1%
5,970,006		Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,878,964
		Utility - Natural Gas—0.7%
3,625,000		Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,621,665
		Wireline Communications—0.9%
4,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 4.00%, 1/15/2020	4,013,000
987,500		Windstream Corp., Term Loan—Institutional, 3.50%, 1/23/2020	987,130
		TOTAL	5,000,130
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $524,104,092)	525,943,359
		EXCHANGE-TRADED FUND—3.7%
800,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $19,904,510)	19,848,000
		INVESTMENT COMPANY—0.8%
4,394,905	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	4,394,905
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $548,403,507)[3]	550,186,264
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[4]	(8,981,127)
		TOTAL NET ASSETS—100%	$541,205,137
1	Affiliated holding.
2	7-day net yield.
3	At March 31, 2014, the cost of investments for federal tax purposes was $548,303,654. The net unrealized appreciation of investments for federal tax purposes was $1,882,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,801,687 and net unrealized depreciation from investments for those securities having an excess of cost over value of $919,077.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$525,943,359	$—	$525,943,359
Exchange-Traded Fund	19,848,000	—	—	19,848,000
Investment Company	4,394,905	—	—	4,394,905
TOTAL SECURITIES	$24,242,905	$525,943,359	$—	$550,186,264

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014